Other Accounts Payable (Details) - Schedule of Other Accounts Payable - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Schedule of Other Accounts Payable [Abstract]
Employees and payroll accruals		$ 48		$ 102
Accrued vacation		104		77
Other payables		33		14
Other accounts payable	$ 253	$ 185	$ 153	$ 193